Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Current assets
Cash and cash equivalents	$ 2,280,198	$ 4,389,990
Restricted cash	3,530	23,228
Short-term investments	728,056	702,889
Accounts receivable, net	5,597,130	7,542,062
Notes receivable	62,613
Inventories	4,173,819	380,949
Advances to suppliers	16,276,983	10,529,144
Amount due from related parties, current	7,766,763	9,418,674
Prepaid expenses and other current assets, net	3,278,737	167,100
Total current assets	40,167,829	33,154,036
Property and equipment, net	1,594,009	4,106,511
Intangible assets, net	3,048,723
Land use right, net	1,766,909	6,682,696
Goodwill	5,089,556
Deferred tax assets, net	97,063	45,286
Long-term investments	13,048,357	2,101,519
Other non-current assets	3,139,023	1,417,534
Total non-current assets	27,783,640	14,353,546
Total assets	67,951,469	47,507,582
Current liabilities
Short-term borrowings	1,062,962	2,811,555
Accounts payable	677,547	782,405
Advances from customers	2,006,695	900,436
Income tax payable	368,868	350,638
Amount due to related parties	1,466,115	591,638
Accrued expenses and other payables	8,691,314	7,827,863
Current liabilities of discontinued operation	729,034	703,668
Total current liabilities	15,002,535	13,968,203
Commitments and contingencies
Equity
Ordinary shares (par value of $0.001 per share; 100,000,000 shares authorized as of September 30, 2022 and March 31, 2023; 24,676,891 and 51,805,564 shares issued as of September 30, 2022 and March 31, 2023; 24,214,391 and 50,416,642 outstanding as of September 30, 2022 and March 31, 2023, respectively)	50,417	24,214
Subscription receivable	(7,800)	(7,800)
Receivables from a shareholder		(98,791)
Additional paid-in capital	63,628,819	40,690,086
Statutory reserve	236,189	233,622
Accumulated deficit	(12,684,498)	(7,887,621)
Accumulated other comprehensive loss	(1,154,187)	(2,315,795)
Total EZGO Technologies Ltd.’s shareholders’ equity	50,068,940	30,637,915
Non-controlling interests	2,879,994	2,901,464
Total equity	52,948,934	33,539,379
Total liabilities and equity	$ 67,951,469	$ 47,507,582